ADVERTISING COSTS	12 Months Ended
Mar. 31, 2016
Advertising Costs [Abstract]
Advertising Costs Disclosure [Text Block]
NOTE 32	-	ADVERTISING COSTS
  The Company's advertising costs for Fiscal 2016, Fiscal 2015 and Fiscal 2014 were immaterial.